SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 23 – Subsequent Events

The Company has evaluated events through the date of the financial statements and has determined that there were no additional material subsequent events.

A lease for office space located at 1718 Industrial Road, Las Vegas, NV 89102 was extended again on April 1, 2022, effective September 1, 2022, until August 31, 2024. The monthly rent will increase on September 1, 2022 to $2,084.14 with annual increases of 3%.

Subsequent to February 28, 2022, the Company has issued 50,000 to an employee which were previously subscribed.

NOTE 23 – SUBSEQUENT EVENTS

The Company has evaluated events through the date the financial statements and has determined that there were no additional material subsequent events.

Note Receivable Settlement

On June 14, 2021, the parties to the IGH lawsuit entered into a confidential settlement agreement to resolve the action and a secured promissory note dated and executed by IGH in favor of the Company effective on June 11, 2021. Pursuant to the promissory note, IGH shall pay the Company $3,000,000, $500,000 of which was due and payable on or before June 21, 2021. A second payment of $500,000 was due and payable on or before July 12, 2021. The remaining $2,000,000 and accrued interest shall be paid in 12 equal, monthly installments beginning on August 12, 2021, pursuant to the terms of the promissory note.

Canaccord Note Conversion

On June 17, 2021, the Company issued 936,666 shares of common stock and three-year warrants to acquire 468,333 shares of common stock at a price of 0.30 per share to Canaccord Genuity Corp. in connection with the conversion of a portion of the Canaccord Debentures in the principal amount of $281,000.